Financial Assets and Liabilities - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Mar. 08, 2023	Dec. 21, 2022	Nov. 19, 2021	Jun. 29, 2018	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets						$ 0	$ (300,000)	$ 200,000
Borrowings						108,763,000	96,634,000
Foreign currency balance held						82,399,000	68,538,000
Financial liabilities						151,533,000	145,182,000
Warrants fair value at grant date						5,400,000	2,200,000
Gain (loss) on remeasurement of warrant liability						$ 2,200,000	$ 5,900,000
Level 3 | Unlisted Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value						100.00%	100.00%
Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 116,495,000	$ 106,905,000
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares)						2,224,669	1,769,669
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings term					5 years
Borrowings			$ 60,000,000
Borrowings, interest period					3 years
Borrowings principal amortization period					2 years
Percentage of premium for volume-weighted average price		15.00%	15.00%
Issuance warrants exercised period	7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)						$ (1,600,000)	$ (1,600,000)
Finance costs gains (loss) on remeasurement due to additional warrants issued						1,000,000
Finance Costs Gains (Loss) On Adjustment Of Carrying Amount On Financial Liability						600,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of share premium price										15.00%
Warrant exercise term	7 years
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price		$ 3.70	$ 7.26
Oaktree Capital Management, L.P. | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise Price										$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares)		455,000	1,769,669
Oaktree Capital Management, L.P. | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares warrants granted to purchase (in shares)										455,000
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 60,000,000
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate					9.75%
Percentage of principal amortizes over two years					40.00%
Borrowings, unpaid interest portion per annum					1.75%
Borrowings principal amount					$ 90,000,000
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 60,000,000
Borrowings, interest rate					9.75%
Oaktree Capital Management, L.P. | Tranche One | Forecast
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									$ 30,000,000
Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate					8.00%
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)						(900,000)	500,000	$ 4,800,000
Percentage of entity's revenue, annual payment cap threshold				25.00%
Minimum unrestricted cash balance						35,000,000
NovaQuest Capital Management, L.L.C. | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Foreign currency balance held						0	0
Financial liabilities						0	0
NovaQuest Capital Management, L.L.C. | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Foreign currency balance held						0	0
Financial liabilities						$ 0	$ 0
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings term				8 years		8 years
Borrowings, interest period				4 years
Borrowings, interest rate				15.00%
Borrowings principal amortization period				4 years
Borrowings principal amount				$ 40,000,000
NovaQuest Capital Management, L.L.C. | Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value						100.00%	100.00%
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 30,000,000
Top of range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period						60 days